Cost of Revenues	12 Months Ended
Dec. 31, 2013
Cost of Revenues [Abstract]
Cost of Revenues

10. Cost of Revenues

The cost of revenues is as follows:

	For the Years Ended December 31,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Revenue sharing fees	285,960	263,518	249,797	41,264
Content and operational costs	171,707	227,934	277,038	45,763
Bandwidth costs	37,462	67,721	76,583	12,651
Sales taxes and surcharges	59,547	72,126	92,937	15,352
Total	554,676	631,299	696,355	115,030